PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	Rp 1,585		Rp 1,680	Rp 1,449
Defined benefit plan actuarial gain (loss) - net of tax	(1,464)	$ (94)	(1,955)	3,596
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	1,268		1,137	804
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	Rp 596		Rp 331	Rp 142
Discount rate	7.15%	7.15%	7.00%	6.50%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%